Party-in-Interest Transactions (Details) - shares	Dec. 31, 2025	Dec. 31, 2024
EBP 002 | EBP, Employer, Ordinary Share Dividend
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Fund received (in shares)	308,788	283,645